Congress Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 99.5%
Capital Markets: 4.7%
80,000	FactSet Research Systems, Inc.	$34,803,200
275,000	Raymond James Financial, Inc.	30,269,250
		65,072,450
Commercial Services & Supplies: 2.9%
450,000	Copart, Inc. [1]	39,775,500

Communications Equipment: 1.7%
550,000	Ciena Corp. [1]	23,210,000

Construction & Engineering: 5.6%
225,000	EMCOR Group, Inc.	48,384,000
600,000	WillScot Mobile Mini Holdings Corp. [1]	28,770,000
		77,154,000
Consumer Staples Distribution & Retail: 1.7%
350,000	BJ’s Wholesale Club Holdings, Inc. [1]	23,208,500

Containers & Packaging: 2.3%
175,000	Avery Dennison Corp.	32,201,750

Distributors: 2.5%
90,000	Pool Corp.	34,626,600

Electronic Equipment, Instruments & Components: 4.2%
175,000	Keysight Technologies, Inc. [1]	28,189,000
75,000	Teledyne Technologies, Inc. [1]	28,839,750
		57,028,750
Energy Equipment & Services: 3.1%
1,200,000	ChampionX Corp.	42,720,000

Entertainment: 2.2%
200,014	Take-Two Interactive Software, Inc. [1]	30,590,141

Ground Transportation: 3.1%
100,000	Saia, Inc. [1]	42,314,000

Health Care Equipment & Supplies: 9.9%
365,000	Hologic, Inc. [1]	28,988,300
150,000	ResMed, Inc.	33,352,500
165,000	STERIS PLC	37,215,750
95,010	The Cooper Companies, Inc.	37,173,613
		136,730,163
Hotels, Restaurants & Leisure: 5.4%
275,000	Choice Hotels International, Inc.	35,956,250
225,000	Darden Restaurants, Inc.	38,007,000
		73,963,250
Household Products: 2.4%
350,000	Church & Dwight Co., Inc.	33,484,500

IT Services: 2.1%
450,000	Perficient, Inc. [1]	28,705,500

Life Sciences Tools & Services: 8.4%
375,000	Bruker Corp.	25,770,000
135,000	Charles River Laboratories International, Inc. [1]	28,287,900
20,000	Mettler-Toledo International, Inc. [1]	25,149,400
100,000	West Pharmaceutical Services, Inc.	36,804,000
		116,011,300
Machinery: 5.2%
400,000	Crane Co.	37,476,000
150,000	IDEX Corp.	33,871,500
		71,347,500
Professional Services: 5.6%
325,000	Booz Allen Hamilton Holding Corp.	39,351,000
100,023	Paycom Software, Inc.	36,884,481
		76,235,481
Residential REITs: 2.2%
225,000	Sun Communities, Inc. - REIT	29,317,500

Semiconductors & Semiconductor Equipment: 7.4%
350,000	Diodes, Inc. [1]	33,071,500
300,000	Entegris, Inc.	32,913,000
65,000	Monolithic Power Systems, Inc.	36,366,850
		102,351,350
Software: 5.8%
281,451	Qualys, Inc. [1]	39,065,399
225,000	SPS Commerce, Inc. [1]	40,587,750
		79,653,149
Specialty Retail: 7.9%
150,000	Asbury Automotive Group, Inc. [1]	33,840,000
375,000	Floor & Decor Holdings, Inc. - Class A [1]	43,068,750
70,000	Ulta Beauty, Inc. [1]	31,136,000
		108,044,750
Textiles, Apparel & Luxury Goods: 3.2%
80,000	Deckers Outdoor Corp. [1]	43,495,200
TOTAL COMMON STOCKS (Cost $941,936,751)		1,367,241,334

SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
7,372,466	First American Treasury Obligations Fund - Class X, 5.200% [2]	7,372,466
Total Money Market Funds: 0.5%		7,372,466

TOTAL SHORT-TERM INVESTMENTS (Cost $7,372,466)		7,372,466

TOTAL INVESTMENTS IN SECURITIES: 100.0% (Cost $949,309,217)		1,374,613,800
Other Assets in Excess of Other Assets: 0.0%		535,206
TOTAL NET ASSETS: 100.0%		$1,375,149,006

REIT - Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,367,241,334	$–	$–	$1,367,241,334
Short-Term Investments	7,372,466	–	–	7,372,466
Total Investments in Securities	$1,374,613,800	$–	$–	$1,374,613,800